TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2012
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 • TRANSACTIONS WITH RELATED PARTIES
BANKING SERVICES
The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota ("First International").  Stephen L. Stenehjem, a member of the Company's Board of Trustees, is the President and Chief Executive Officer of First International, and the bank is owned by Mr. Stenehjem and members of his family. During fiscal year 2012, the Company had two mortgage loans outstanding with First International, with original principal balances of $3.2 million (Grand Forks MedPark Mall) and $2.4 million (Georgetown Square/Fox River), respectively, bearing interest at 6.25% and 7.25% per annum. Subsequent to the end of fiscal year 2012, on May 1, 2012, the mortgage loan on Georgetown Square/Fox River was repaid. During fiscal year 2012, the Company entered into a construction loan with First International for $13.7 million to finance the development of a residential property in Williston, North Dakota. The balance drawn on the construction loan at April 30, 2012 was $6.3 million. The Company paid interest on these loans of approximately $195,000, $162,000 and $65,000, respectively, in fiscal year 2012, and paid $102,000 in origination fees and closing costs on the construction loan. The Company has a multi-bank line of credit with a capacity of $60.0 million, of which First International is the lead bank and a participant with a $12.0 million commitment. In fiscal year 2012, the Company paid First International a total of approximately $531,000 in interest on First International's portion of the outstanding balance of this credit line, and paid fees of $70,000. In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.25% per annum.  The Company also maintains a number of checking accounts with First International.  In fiscal year 2012, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.
In fiscal year 2011, the Company paid First International $212,000 in interest on First International's portion of the multi-bank line of credit and paid fees of $219,000. In fiscal years 2011 and 2010, the Company paid interest of approximately $72,000 and $238,000, respectively, for borrowing under a $14.0 million line of credit that was subsequently terminated in fiscal year 2011, and paid a $10,000 renewal fee for the line of credit in fiscal year 2010.  In fiscal year 2011, the Company paid interest and fees on outstanding mortgage loans totaling approximately $390,000, and paid interest in fiscal year 2010 on mortgage loans outstanding of approximately $789,000.  In both fiscal years 2011 and 2010, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International.
Total payments of interest and fees from the Company to First International Bank were approximately $1.1 million, $893,000 and $1.0 million in fiscal years 2012, 2011 and 2010, respectively.
PROPERTY TRANSACTION
During fiscal year 2012, the Company acquired an apartment property in St. Cloud, Minnesota, for a purchase price of $7.9 million. A limited partnership of which Stephen Stenehjem is the general partner was one of six investors in this property prior to its acquisition by the Company, and the Company's purchase of the property resulted in the issuance to this limited partnership of UPREIT units of the Operating Partnership valued at issuance at approximately $1.0 million.